Loans (Loans Acquired with Deteriorated Credit Quality) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	$ 54.1	[1]	$ 106.7	[1]
Outstanding balance	95.8	[1],[2]	260.8	[1],[2]
Allowance	1.0	[1]	1.5	[1]
Carrying amount of assets held for sale	12		1
Outstanding balance of assets held for sale	26		3
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Carrying Amount	54.1	[1]	106.7	[1]
Outstanding balance	95.8	[1],[2]	260.8	[1],[2]
Allowance	$ 1.0	[1]	$ 1.5	[1]

[1]	The table excludes amounts in Assets Held for Sale with a carrying amount of $12 million and $1 million at December 31, 2013 and December 31, 2012, respectively, and outstanding balances of $26 million and $3 million, respectively.
[2]	Represents the sum of contractual principal, interest and fees earned at the reporting date, calculated as pre-FSA net investment plus inception to date charge-offs.